Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Summary of cash and cash equivalents

	Note	2023 US$m	2022 US$m
Cash at bank and in hand		1,843	1,889
Money market funds, reverse repurchase agreements and other cash equivalents		7,830	4,886
Total cash and cash equivalents per Group balance sheet		9,673	6,775
Bank overdrafts repayable on demand (unsecured)	20	(1)	(1)
Total cash and cash equivalents per Group cash flow statement		9,672	6,774